INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the federal statutory tax rate and the effective tax rates for the year ended December 31, 2024 and 2023 is as follows:

	December 31
	2024	2023
Federal Tax at Statutory Rate	21.00%	21.00%
Permanent	(0.83)%	(0.89)%
Change in Valuation Allowance	(21.51)%	(22.77)%
True Ups	—%	—%
R&D Credit	1.34%	2.66%

Effective Tax Rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets were as follows:

	December 31
	2024	2023
Capitalized R&D Expenses	$4,565,699	$5,610,221
Other Deferred Items	43,982	44,193
Stock Compensation	437,328	455,192
Net Operating Loss - US	8,349,314	6,161,916
R&D Credits	3,701,895	3,627,377
Net deferred tax assets	17,098,218	15,898,899

Valuation Allowance	(17,098,218)	(15,898,899)
Net deferred tax assets (liabilities)	$—	$—